OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Long-term Liabilities Disclosure [Abstract]
Deferred credits from capital lease transactions	$ 16,650	$ 17,281
Deferred credits from capital lease transactions:
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(7,416)	(6,785)
Deferred credits from capital lease transactions	17,275	17,906
Short-term	625	625
Long-term	16,650	17,281
Deferred credits from capital lease transactions, amortization expense	$ 600	$ 600	$ 600